Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Receivables
Other receivables	$ 1,415,263	$ 1,691,665
Other receivables - ECL Allowance	(1,820)	(2,635)
Total	$ 1,413,443	$ 1,689,030